Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended					6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jun. 30, 2015	Jun. 30, 2016 USD ($)	Jun. 30, 2016 EUR (€)	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Effective tax rate	44.40%	44.40%			53.60%	(64.20%)	(64.20%)	62.30%
Exceptional non-tax deductible charge incurred	$ 49	€ 45	$ 502	€ 450		$ 551	€ 495